UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 115.9%

Corporate — 10.5%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30	$3,450	$3,471,149
Continental Airlines Inc. Project, 7.20%, 11/15/30	2,000	2,016,220
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	2,000	2,162,080
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,500	1,571,025
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,480,976

		11,701,450

County/City/Special District/School District — 12.9%
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.13%, 7/01/34	1,075	1,020,637
5.14%, 7/01/35	175	165,751
City of Vineland New Jersey, GO, Refunding, Electric Utilities, AMT (NPFGC):
5.30%, 5/15/30	1,500	1,502,505
5.38%, 5/15/31	1,500	1,503,105
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,686,024
5.50%, 10/01/29	2,630	3,061,899
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	2,400	2,598,408
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	1,790	267,766

Municipal Bonds	Par (000)	Value

New Jersey (continued)

County/City/Special District/School
District (concluded)
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	$2,600	$2,568,306

		14,374,401

Education — 11.2%
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,525	1,638,231
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	2,120	2,445,547
Montclair State University, Series J, 5.25%, 7/01/38	580	611,384
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,404,291
Fairleigh Dickinson University, Series C, 6.00%, 7/01/20	1,000	1,066,910
Georgian Court University, Series D, 5.00%, 7/01/33	250	246,975
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,682,928
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	535	551,130
5.00%, 12/01/26	350	359,765
5.25%, 12/01/32	500	517,510

		12,524,671

Health — 24.9%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,000	891,860

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
TE	Tax Exempt

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (Ginnie Mae), 5.20%, 6/01/30	$1,795	$1,840,090
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	481,670
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	764,532
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	887,154
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,101,880
Seabrook Village Inc. Facility, 5.25%, 11/15/26	1,790	1,640,768
New Jersey Health Care Facilities Financing Authority, RB:
Health System, Catholic Health East, Series A, 5.38%, 11/15/12 (c)	3,000	3,295,470
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,453,541
Kennedy Health System, 5.63%, 7/01/31	2,030	2,042,261
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	774,060
Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,355,662
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,255	1,289,287
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (d)	2,500	626,500
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (d)	7,700	1,240,393
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (d)	7,250	1,027,833
Robert Wood Johnson, 5.00%, 7/01/31	750	765,998
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,651,419
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	750	632,145

		27,762,523

Housing — 15.9%
Middlesex County Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,406,230
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,360	4,402,510
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	1,775	1,821,558
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,750	1,841,998
Series A, 4.75%, 11/01/29	1,185	1,207,610
Series AA, 6.38%, 10/01/28	1,410	1,524,816

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Housing (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB: (concluded)
Series AA, 6.50%, 10/01/38	$1,990	$2,153,817
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	700	694,687
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	580	634,474
6.75%, 12/01/38	1,850	2,129,294

		17,816,994

State — 25.3%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.22%, 11/01/26 (d)	6,000	3,094,500
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	5,000	5,262,700
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,000	1,110,520
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,511,232
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,327,720
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,437,760
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,275	1,345,151
School Facilities Construction, Series AA, 5.50%, 12/15/29	2,000	2,235,540
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,746,975
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 4.85%, 12/15/32 (d)	4,000	1,186,800
Transportation System, Series A, 6.00%, 12/15/38	1,450	1,643,009
Transportation System, Series A (AGC), 5.63%, 12/15/28	670	760,296
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	641,142

		28,303,345

Tobacco — 0.7%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	830	776,780

Transportation — 13.4%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	800	834,016
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	3,205	3,460,887

2	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.88%, 12/15/38	$1,465	$1,630,281
(AGC), 5.50%, 12/15/38	1,000	1,106,820
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,012,720
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,750	1,947,838

		14,992,562

Utilities — 1.1%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	620	633,727
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.41%, 9/01/33 (d)	2,000	570,560

		1,204,287

Total Municipal Bonds in New Jersey		129,457,013

Multi-State — 4.3%

Housing — 4.3%
Centerline Equity Issuer Trust, 6.80%, 11/30/50 (e)(f)	2,500	2,508,450
MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (e)(f)	2,470	2,272,126

Total Municipal Bonds in Multi-State		4,780,576

Puerto Rico — 23.9%

County/City/Special District/School District — 4.6%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C:
6.00%, 8/01/39	1,740	1,958,753
(AGM), 5.13%, 8/01/42	3,000	3,153,780

		5,112,533

Housing — 6.0%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (Ginnie Mae), 5.30%, 12/01/28	2,330	2,340,625
Puerto Rico Housing Finance Authority, Refunding RB:
Mortgage-Backed Securities, Series A (Ginnie Mae), 5.20%, 12/01/33	2,330	2,340,625
Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,025	2,074,045

		6,755,295

State — 9.4%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.37%, 7/01/37 (d)	6,000	1,078,500

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC) (b):
5.47%, 7/01/12	$1,335	$1,139,009
5.47%, 7/01/17 (c)	3,665	3,999,505
State (concluded)
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	850	940,601
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,075	3,338,804

		10,496,419

Transportation — 2.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,000	2,235,480

Utilities — 1.9%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,000	2,101,920

Total Municipal Bonds in Puerto Rico		26,701,647

Total Municipal Bonds – 144.1%		160,939,236

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New Jersey — 3.8%

Transportation — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,106,400
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,129,240

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 3.8%		4,235,640

Total Long-Term Investments (Cost – $161,570,504) – 147.9%		165,174,876

Short-Term Securities	Shares	Value

BIF New Jersey Municipal Money Fund, 0.04%, 12/31/22 (h)(i)	2,968,851	2,968,851

Total Short-Term Securities (Cost – $2,968,851) – 2.6%		2,968,851

Total Investments (Cost – $164,539,355*) – 150.5%		168,143,727
Other Assets Less Liabilities – 4.5%		5,032,662
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (2.1)%		(2,362,383)
Preferred Shares, at Redemption Value – (52.9)%		(59,102,069)

Net Assets Applicable to Common Shares – 100.0%		$111,711,937

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$161,897,785

Gross unrealized appreciation	$8,346,562
Gross unrealized depreciation	(4,459,917)

Net unrealized appreciation	$3,886,645

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Represents the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF New Jersey Municipal Money Fund	5,032,609	(2,063,758)	2,968,851	$288

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$165,174,876	—	$165,174,876
Short-Term Securities	$2,968,851	—	—	2,968,851

Total	$2,968,851	$165,174,876	$—	$168,143,727

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Municipal Income Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 22, 2010